Acquisitions - Concurrent (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 30, 2021	Jul. 03, 2021
Acquisitions
Cash paid		$ 20,059
Concurrent
Acquisitions
Percentage of interests acquired	100.00%
Cash paid	$ 13,828
Rollover equity	6,000
Acquisition debt	14,143
Maximum additional payment	30,000
Fair value of contingent consideration	$ 7,000